Note 30 - Contingencies - Estimates of Amounts of Possible Losses (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Estimates of amounts of possible losses	R$ 81,547.1	R$ 70,524.1
Income tax and social contribution [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	53,898.0	43,453.0
Value added and excise taxes [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	23,299.3	22,226.3
PIS and COFINS tax contingent liability [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	2,746.3	3,066.8
Other contingent liabilities [member]
Statement Line Items [Line Items]
Estimates of amounts of possible losses	R$ 1,603.5	R$ 1,778.0